SHARE CAPITAL - Disclosure of Number and Weighted Average Exercise Prices of Other Equity Instruments (Details)	12 Months Ended
	Dec. 31, 2025 Share $ / shares	Dec. 31, 2024 Share $ / shares
Restricted share units [Member] | Restricted share units settled in cash [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of the year, number of shares | Share	228,590	264,280
Outstanding, beginning of the year, weighted average fair value | $ / shares	$ 7.98	$ 7.98
Granted, number of shares | Share	232,157	0
Granted, weighted average fair value | $ / shares	$ 9.03	$ 0
Settled, number of shares | Share	(73,762)	0
Settled, weighted average fair value | $ / shares	$ 7.98	$ 0
Forfeited, number of shares | Share	(63,803)	(35,690)
Forfeited, weighted average fair value | $ / shares	$ 8.15	$ 7.98
Outstanding, end of the year, number of shares | Share	323,182	228,590
Outstanding, end of the year, weighted average fair value | $ / shares	$ 8.7	$ 7.98
Restricted share units [Member] | Restricted share units settled in equity [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of the year, number of shares | Share	1,292,598	880,889
Outstanding, beginning of the year, weighted average fair value | $ / shares	$ 9.23	$ 11.91
Granted, number of shares | Share	862,000	863,050
Granted, weighted average fair value | $ / shares	$ 8.73	$ 7.96
Settled, number of shares | Share	(567,138)	(374,408)
Settled, weighted average fair value | $ / shares	$ 9.91	$ 12.65
Forfeited, number of shares | Share	(157,989)	(76,933)
Forfeited, weighted average fair value | $ / shares	$ 8.64	$ 9.1
Outstanding, end of the year, number of shares | Share	1,429,471	1,292,598
Outstanding, end of the year, weighted average fair value | $ / shares	$ 8.72	$ 9.23
Performance share units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of the year, number of shares | Share	949,809	624,968
Outstanding, beginning of the year, weighted average fair value | $ / shares	$ 10.03	$ 12.86
Granted, number of shares | Share	469,857	470,500
Granted, weighted average fair value | $ / shares	$ 8.58	$ 7.98
Settled, number of shares | Share	0	(51,050)
Settled, weighted average fair value | $ / shares	$ 0	$ 17.08
Forfeited, number of shares | Share	(290,775)	(94,609)
Forfeited, weighted average fair value | $ / shares	$ 11.87	$ 14.69
Outstanding, end of the year, number of shares | Share	1,128,891	949,809
Outstanding, end of the year, weighted average fair value | $ / shares	$ 8.96	$ 10.03
Deferred share units [Member] | 2019 Long Term Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of the year, number of shares | Share	30,161	50,601
Outstanding, beginning of the year, weighted average fair value | $ / shares	$ 15.99	$ 15.83
Settled, number of shares | Share	0	(20,440)
Settled, weighted average fair value | $ / shares	$ 0	$ 15.59
Outstanding, end of the year, number of shares | Share	30,161	30,161
Outstanding, end of the year, weighted average fair value | $ / shares	$ 15.99	$ 15.99
Deferred share units [Member] | 2022 DSU Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of the year, number of shares | Share	101,144	62,332
Outstanding, beginning of the year, weighted average fair value | $ / shares	$ 9.44	$ 10.97
Granted, number of shares | Share	63,310	75,184
Granted, weighted average fair value | $ / shares	$ 8.46	$ 7.98
Settled, number of shares | Share	0	(36,372)
Settled, weighted average fair value | $ / shares	$ 0	$ 9.03
Outstanding, end of the year, number of shares | Share	164,454	101,144
Outstanding, end of the year, weighted average fair value | $ / shares	$ 9.06	$ 9.44